SHARE CAPITAL AND SHARE PREMIUM	12 Months Ended
Mar. 31, 2026
SHARE CAPITAL AND SHARE PREMIUM

21 SHARE CAPITAL AND SHARE PREMIUM

Under a deemed reverse acquisition (as discussed in note 3), the historical shareholders’ equity of DSL, being the accounting acquirer (legal acquiree) prior to the Transaction is retrospectively adjusted to reflect the legal capital structure of the accounting acquiree (legal acquirer) and the Share Subdivision. This is calculated by using the exchange ratio as determined on the completion of the Transaction being 410 shares in the Company for each DSL share and multiplying by 2 for the impact of Share Subdivision. The difference in value of the share capital arising from this conversion versus the share capital amount in DSL is recorded in equity under the capital reserve.

The Shares of the Company have a par value of $0.00005 after the Share Subdivision.

On April 28, 2026, Diginex Limited (“Diginex” or the “Company”) effected an increase in the authorized share capital of the Company from US$50,000 to US$200,000 divided into 3,960,000,000 Ordinary Shares of a par value US$0.00005 each (the “Existing Ordinary Shares”) and 40,000,000 preferred shares of US$0.00005 par value each (the “Existing Preferred Shares”), by the addition of 3,000,000,000 Existing Ordinary Shares (the “Share Capital Increase”) and a share consolidation, whereby every eight (8) issued and unissued Existing Ordinary Shares were consolidated into one (1) ordinary share of a par value of US$0.0004 each and every eight (8) issued and unissued Existing Preferred Shares be consolidated into one (1) preferred share of a par value of US$0.0004 each, the shares as consolidated shall rank pari passu in all respect with each other and have the same rights and are subject to the same restrictions (save as to par value) as the Existing Ordinary Shares and the Existing Preferred Shares (as the case may be), any fractional shares that would have resulted from the share consolidation will be rounded up to the next whole number (the “Share Consolidation”, together with the Share Capital Increase, the “Authorized Share Capital Changes”), such that the authorized share capital of the Company shall be US$200,000 divided into 495,000,000 ordinary shares of a par value of US$0.0004 each and 5,000,000 preferred shares of a par value of US$0.0004 each. Adjusted retrospectively for the 8-for-1 share consolidation, the effective number of issued and outstanding ordinary shares at March 31, 2026 is 29,100,941 (2025: 22,993,763). The difference between the exact pro rata share count of 29,100,941 and the final balance of 29,130,130 ordinary shares is attributable to fractional share adjustments.

		Share capital		Share	Capital	Warrant
	Notes	Shares	Amount	Premium	reserve	reserve	Total
			USD	USD	USD	USD	USD
Balance at 1 April 2024 – pre-recapitalization		11,626	3,752,669	-	-	-	3,752,669
Exercise of share option awards (pre-recapitalization)	(c)	44	27,368	-	-	-	27,368
Capital Raise	(d)	5,086	1,346,800	-	-	6,653,200	8,000,000
Pre-recapitalized balance		16,756	5,126,837	-	-	6,653,200	11,780,037
Recapitalization of DSL (1:410 exchange ratio)	(a)	6,853,204	(5,126,150)	-	5,126,150		-
Sub-total		6,869,960	687	-	5,126,150	6,653,200	11,780,037
Founding share of the Company		1	-	-	-		-
Sub-total		6,869,961	687	-	5,126,150	6,653,200	11,780,037
Share Subdivision	(b)	6,869,961	-	-	-		-
Recapitalized balance		13,739,922	687	-	5,126,150	6,653,200	11,780,037
Exercise of share option awards (post-recapitalization)	(e)	1,003,680	50	1,768,661	-	-	1,768,711
Conversion of Preferred Shares	(f)	2,583,820	129	5,610,871	-	-	5,611,000
Conversion of convertible loan notes	(f)	2,347,134	117	6,133,664	-	-	6,133,781
Capitalization of loan from immediate holding company	(g)	731,707	37	2,999,963	-	-	3,000,000
IPO and Exercise of overallotment option	(h)	2,587,500	130	9,176,277	-	-	9,176,407
Issuance of IPO Warrants	(i)	-	-	-	-	72,610,000	72,610,000
Balance at March 31, 2025		22,993,763	1,150	25,689,436	5,126,150	79,263,200	110,079,936
Balance at March 31, 2025 – post-bonus split		183,950,104	9,198	25,689,436	5,126,150	79,263,200	110,087,984
Balance at March 31, 2025 – post-Share Consolidation		22,993,763	9,198	25,689,436	5,126,150	79,263,200	110,087,984

Balance at April 1, 2025		22,993,763	1,150	25,689,436	5,126,150	79,263,200	110,079,936
Exercise of IPO Warrants (Tranche 1)	(j)	2,250,000	113	28,919,387	-	(17,377,000)	11,542,500
Sub-total		25,243,763	1,263	54,608,823	5,126,150	61,886,200	121,622,436
Bonus split	(k)	176,706,341	8,835	-	-	-	8,835
Post-bonus split balance		201,950,104	10,098	54,608,823	5,126,150	61,886,200	121,631,271
Acquisition of Matter	(l)	1,055,272	53	17,380,278	3,067,109	-	20,447,440
Acquisition of TRP	(l)	1,250,000	62	4,737,437	947,500	-	5,684,999
Acquisition of planA	(l)	6,720,317	336	17,338,082	-	-	17,338,418
Exercise of IPO Warrants (Tranche 2)	(m)	18,000,000	900	29,107,600	-	(15,271,000)	13,837,500
Lapse of IPO Warrants (Tranche 3)	(n)	-	-	-	-	(13,264,000)	(13,264,000)
Modification of Founder Warrants and IPO Warrants	(o)	-	-	-	-	23,099,000	23,099,000
Reclassification of Founder Warrants	(p)					(28,553,000)	(28,553,000)
Share-based payments transactions (non-employee-related)	(q)	62,074	3	1,022,355			1,022,358
Share-based payments transactions (employee-related)	(r)	483,592	24	290,131	-	-	290,155
Exercise of Share Option Awards	(s)	3,286,168	165	913,114	-	-	913,279
Balance at March 31, 2026		232,807,527	11,641	125,397,820	9,140,759	27,897,200	162,447,420
Balance at March 31, 2026 – post-Share Consolidation		29,130,130	11,641	125,397,820	9,140,759	27,897,200	162,447,420

(a)	On July 15, 2024, the Company completed the Recapitalization. Prior to the Recapitalization, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Recapitalization resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Recapitalization resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.

(b)	On July 26, 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each. The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.

(c)	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.

(d)	On May 27, 2024, DSL and its subsidiaries (collectively referred to as the “DSL Group”) completed the Capital Raise and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The warrants have a fair value of $6,653,200 and $1,346,800 being allocated to share capital with a total value recognized in reserves of $8,000,000. These shares equate to 4,170,520 shares post the Recapitalization.

(e)	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.

(f)	On December 20, 2024, the Company’s registration statement Form F-1 being declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.

(g)	Pursuant to a triparty loan agreement dated September 30, 2024, $3.0 million loan from the then immediate holding company, Rhino Ventures, was capitalized through the issuance of 731,707 Ordinary Shares.

(h)	On January 23, 2025, the Company closed on its IPO of 2,250,000 ordinary shares, par value $0.00005 per share, at a public offering price of $4.10 per ordinary share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.

On January 27, 2025, the Company also closed on the underwriter’s exercise of the Over-Allotment Option to purchase 337,500 Ordinary Shares pursuant to the Underwriting Agreement. Pursuant to the Over-Allotment Option, the underwriters purchased an additional 337,500 Ordinary Shares at the public offering price of $4.10 per share, resulting in additional gross proceeds of $1.38 million, before deducting underwriting discounts and other related expenses. The net proceeds amounted to $1,261,969.

After giving effect to the full exercise of the Over-Allotment Option, the total number of Ordinary Shares sold by the Company in the IPO increased to 2,587,500 Ordinary Shares and the gross proceeds increased to $10,608,750, before deducting underwriting discounts and other related expenses. The total net proceeds amounted to $9,009,725.

The gross proceeds of $10,608,750 are deducted against the Deferred IPO Expenses of $1,432,343 upon the successful closing of the IPO and share capital of $130 and share premium of $9,176,277 are recognized.

(i)	On January 23, 2025, the Company issued Rhino Ventures 6 tranches of the IPO Warrants (as defined in note 21.2), with each tranche comprising 2,250,000 warrants, in connection with the IPO. For details, please refer to note 22.2.

(j)	On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company.

(k)	On September 8, 2025, the Company completed the Stock Bonus. Each shareholder received seven bonus Ordinary Shares for every one ordinary share held. The Stock Bonus resulted in the issuance of 176,706,341 Ordinary Shares.

(l)	During the year ended March 31, 2026, ordinary shares of the Company issued or to be issued as consideration for the acquisitions of Matter, TRP and planA were recorded within share capital, share premium and capital reserve based on respective acquisition-date fair values. For details, please refer to note 26.

(m)	On October 22, 2025, Rhino Ventures exercised tranche 2 of the IPO Warrants, with an exercise price of $0.77 per share, to purchase 18,000,000 ordinary shares of the Company. The total exercise price of US$13,837,500 has been delivered in full to the Company.

(n)	On January 23, 2026, tranche 3 of the IPO Warrants expired unexercised upon reaching their maturity date. As these warrants were originally classified as equity instruments and the associated balance within the warrant reserve has been reclassified to accumulated losses.

(o)	On March 20, 2026, the Company extended the maturity dates of the outstanding Founder Warrants and IPO Warrants and Founder Warrants were modified. The transaction was recognized directly in equity as an equity transaction with the owner. The incremental fair value arising from the extension was determined to be $23,099,000, which has been recognized as a reclassification within equity by debiting accumulated losses and crediting the warrant reserve. For details, please refer to note 22.2.

(p)

Subsequent to the modification in March 2026, Founder Warrants are classified as financial liabilities on the basis that the fixed-for-fixed condition is no longer met. Accordingly, Founder Warrants are reclassified from warrant reserve to warrant liabilities at the fair value on the modification date.

(q)	On October 3, 2025, in connection with the business acquisition of Matter, the Company issued 62,074 Ordinary Shares (post-Share Consolidation of 7,759) to the individual that introduced Matter.

(r)	On February 26, 2026, the Board of Directors approved the issuance of an aggregate of 483,592 ordinary shares, with a par value of US$0.00005 per share, to a Non-Executive Director of the Company in recognition of his long service of directorship. The transaction is accounted for as a share-based payment expense, with the fair value measured on the issuance date based on the quoted market price of the shares and an amount of $290,155 being charged to profit or loss for the year ended March 31, 2026.

(s)	During the year ended March 31, 2026, the Company issued 3,286,168 shares to certain director and employees via the exercising of vested employee share options. These shares rank pari passu with the Company’s ordinary shares in all respects.